Quarterly Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May 05, 2013	Feb. 03, 2013 Store	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014 Location	Feb. 03, 2013 Location	Jan. 29, 2012
Quarterly Financial Information Disclosure [Abstract]
Number of locations opened											5	4
Number of stores permanently closed					1
Pre-opening costs incurred	$ 1,865	$ 2,333	$ 1,970	$ 872	$ 1,262	$ 1,089	$ 559	$ 150	$ 7,942	$ 5,175	$ 7,040	$ 3,060	$ 4,186